FIDELITY
CASH RESERVES

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   26  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  30  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  33  The auditors' opinion.
ACCOUNTANTS



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CASH RESERVES      2.39%          5.06%        28.97%        67.42%

All Taxable Money Market    2.21%          4.75%        27.63%        64.01%
Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 918 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CASH RESERVES        5.06%        5.22%         5.29%

All Taxable Money Market      4.75%        4.99%         5.11%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                          6/1/99  3/2/99  12/1/98  9/1/98  6/2/98

Fidelity Cash Reserves    4.59%   4.74%   4.92%    5.23%   5.21%

All Taxable Money Market  4.32%   4.37%   4.57%    5.03%   5.02%
Funds Average

                          6/2/99  3/3/99  12/2/98  9/2/98  6/3/98

MMDA                      2.06%   2.16%   2.32%    2.55%   2.51%


Fidelity Cash
Reserves
All Taxable Money
Market Funds
Average
MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 4.59
Row: 1, Col: 2, Value: 4.32
Row: 1, Col: 3, Value: 2.06
Row: 2, Col: 1, Value: 4.74
Row: 2, Col: 2, Value: 4.37
Row: 2, Col: 3, Value: 2.16
Row: 3, Col: 1, Value: 4.92
Row: 3, Col: 2, Value: 4.57
Row: 3, Col: 3, Value: 2.32
Row: 4, Col: 1, Value: 5.23
Row: 4, Col: 2, Value: 5.03
Row: 4, Col: 3, Value: 2.55
Row: 5, Col: 1, Value: 5.21
Row: 5, Col: 2, Value: 5.02
Row: 5, Col: 3, Value: 2.51

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Todd)

An interview with John Todd, Portfolio Manager of Fidelity Cash
Reserves

Q. JOHN, CAN YOU DESCRIBE THE ECONOMIC AND INVESTMENT BACKDROP DURING THE SIX MONTHS THAT ENDED MAY 31, 1999?

A. During the six-month period, financial markets were in the process of recovering from a global crisis that rocked them in 1998. That tailspin began when Russia defaulted on some of its short-term debt in August, and fears arose that similarly profound economic difficulties elsewhere would hurt the U.S. economy. The turmoil was exacerbated by the near-collapse of hedge fund Long-Term Capital Management at the end of September. The Federal Reserve Board cut the rate banks charge each other for overnight loans - known as the fed funds rate - three times by a total of 0.75 percentage points during the six-week period running from late September through mid-November. The Fed did so in order to alleviate a credit crunch, help ease the global crisis and sustain economic growth in the U.S. As we entered 1999, the market anticipated the Fed would continue to lower rates. However, I felt that the Fed had done enough and, if anything, would become concerned enough at some point to take back at least one of its rate cuts. With little yield advantage offered by longer-term securities, I shortened the average maturity to the 40s by January.

Q. BUT THE FED KEPT RATES UNCHANGED . . .

A. That's right. In February and March it became evident that the U.S. economy was not slowing as expected. Market sentiment changed, with investors once again anticipating Fed rate increases to head off inflation. In response, I lengthened the average maturity of the fund, primarily by implementing a barbell strategy, focusing investments on either end of the money market yield curve with little invested in between. I invested in one-year securities to lock in attractive yields that I believed figured in higher interest rates than I expected. On the other end of the spectrum, I bought very short-maturity instruments to enable the fund to take advantage of buying opportunities if interest rates did rise. At that time, I didn't feel the Fed would raise rates as much as was reflected in the yields of longer-term money market securities. Concerns about an imminent rate increase eased in April, and the fund's average maturity declined along with the lower rates.

Q. THE MARKETS BECAME MORE VOLATILE IN MAY. WHAT HAPPENED?

A. The Fed announced a bias toward tightening monetary policy after its Open Market Committee meeting toward the end of the month. In other words, the Fed signaled its readiness to raise short-term rates in order to slow economic growth and prevent inflation, because of continued strong economic data. Over the past two years, economic weakness elsewhere in the world has helped tame inflation in the U.S. However, it now appears that economies in Asia may be on the rebound. In addition, central banks around the world have implemented interest-rate cuts to stimulate growth. If growth in economies outside of the U.S. continues to accelerate, U.S. corporations should be able to increase prices without losing market share. Oil prices rebounded during the second quarter, as have commodity prices generally. This combined with a continued decline in unemployment and the apparent end of positive news regarding broad inflation measures. The markets became more volatile in May, in anticipation of the Fed meeting and in response to its announcement. My strategy during that period was to mark time with the fund, buying short, one- to three-month securities until the yield curve - a representation of the yields on securities with differing maturities - reflected the risk of higher rates.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 1999, was 4.60%, compared to 4.92% six months ago. For the six months that ended May 31, 1999, the fund had a total return of 2.39%, compared to 2.21% for the all taxable money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. At this point the question doesn't seem to be IF the Fed will raise rates, but rather WHEN and BY HOW MUCH. With sustained growth in the U.S. and improved growth abroad, the Fed may well seek to slow growth and head off inflation by reversing some of the rate cuts it implemented last year. The debate in the market currently revolves around whether the rate hikes will come in June, later in the summer or at both junctures. In response to this uncertainty, I will seek to take advantage of opportunities that present themselves in this kind of volatile market. I am presently investing with the assumption that the Fed will take back all of last year's rate cuts by the beginning of the fourth quarter of 1999. I plan to adjust the maturity of the fund as these assumptions are priced into the short-term yield curve.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income as is consistent
with the preservation of
capital and liquidity

FUND NUMBER: 055

TRADING SYMBOL: FDRXX

START DATE: May 10, 1979

SIZE: as of May 31, 1999,
more than $34.9 billion

MANAGER: John Todd, since
1997; manager, several
other Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1981


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS 5/31/99  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 5/31/98
                                                            11/30/98

  0 - 30                    44                               33                       47

 31 - 90                    36                               33                       30

 91 - 180                   12                               30                       15

181 - 397                   8                                4                        8

WEIGHTED AVERAGE MATURITY

                           5/31/99                          11/30/98                 5/31/98

Fidelity Cash Reserves     67 DAYS                          70 Days                  65 Days

All Taxable Money Market   59 DAYS                          59 Days                  56 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999                                            AS OF NOVEMBER 30, 1998

Bank CDs, BAs,  TDs, and                                      Bank CDs, BAs,  TDs, and
Notes                      57.8%                              Notes                        59.7%

Commercial Paper           41.2%                              Commercial Paper             39.3%

Government  Securities      0.8%                              Government  Securities        1.0%

Other                       0.2%                              Other                         0.0%

Row: 1, Col: 1, Value: 56.8                                   Row: 1, Col: 1, Value: 59.4
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 41.4                                   Row: 1, Col: 3, Value: 39.3
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 1.0                                    Row: 1, Col: 5, Value: 1.3
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.8                                    Row: 1, Col: 8, Value: 0.0





INVESTMENTS MAY 31, 1999

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 41.8%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 2.3%

Chase Manhattan Bank (USA)

 8/11/99                          4.90%                       $ 310,000                             $ 310,000

Fleet National Bank

 8/3/99                           5.00 (b)                     122,000                               121,938

Morgan Guaranty Trust Co., NY

 8/9/99                           4.90                         360,000                               360,000

                                                                                                     791,938

LONDON BRANCH, EURODOLLAR,
DOMESTIC BANKS - 0.5%

Morgan Guaranty Trust Co., NY

 7/14/99                          4.87                         75,000                                75,001

 7/16/99                          4.87                         78,000                                78,000

 11/5/99                          5.00                         15,000                                14,997

                                                                                                     167,998

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 14.3%

Abbey National Treasury
Services PLC

 6/17/99                          4.90                         455,000                               455,000

 6/18/99                          4.90                         95,000                                95,000

 7/6/99                           4.90                         195,000                               195,000

 8/9/99                           4.90                         135,000                               135,003

ABN-AMRO Bank NV

 10/18/99                         4.92                         40,000                                40,000

Bank of Scotland Treasury
Services

 6/10/99                          4.90                         55,000                                55,000

 6/14/99                          4.90                         50,000                                50,000

 10/13/99                         4.93                         30,000                                30,001

 2/16/00                          5.14                         110,000                               109,970

Banque Nationale de Paris

 11/18/99                         5.00                         50,000                                50,000

Barclays Bank PLC

 9/7/99                           5.03                         325,000                               325,000

 9/7/99                           5.04                         180,000                               179,995

Bayerische Hypo-und
Vereinsbank AG

 6/9/99                           4.90                         60,000                                60,000

 6/14/99                          4.85                         50,000                                50,000

 8/18/99                          4.95                         90,000                                90,004

 8/23/99                          4.92                         150,000                               150,002

Bayerische Landesbank
Girozentrale

 8/12/99                          4.96                         35,000                                34,996

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

Commerzbank AG

 11/18/99                         5.00%                       $ 25,000                              $ 25,001

Credit Agricole Indosuez

 8/5/99                           4.90                         85,000                                85,000

 8/5/99                           4.92                         45,000                                44,998

 8/16/99                          4.92                         65,000                                65,000

 8/16/99                          4.95                         90,000                                89,994

 9/7/99                           4.90                         60,000                                60,017

 10/12/99                         4.93                         120,000                               120,007

 10/12/99                         4.94                         78,000                                78,001

Den Danske Bank Group AS

 6/2/99                           4.94                         150,000                               150,000

Deutsche Bank AG

 8/2/99                           4.90                         190,000                               189,993

Dresdner Bank AG

 7/19/99                          4.87                         75,000                                75,000

Halifax PLC

 8/12/99                          4.92                         55,000                                55,000

 8/19/99                          4.95                         40,000                                40,000

 8/31/99                          4.98                         110,000                               110,000

 9/1/99                           5.00                         60,000                                60,000

 11/8/99                          4.95                         205,000                               205,000

 12/13/99                         5.00                         175,000                               175,000

Kredietbank NV

 6/17/99                          4.90                         70,000                                70,000

Landesbank Hessen-Thuringen

 7/1/99                           4.85                         65,000                                65,001

Lloyds Bank PLC

 6/30/99                          4.84                         50,000                                50,000

 8/10/99                          4.93                         65,000                                65,000

 8/31/99                          4.88                         365,000                               365,000

Merita Bank PLC

 6/29/99                          4.90                         33,000                                33,000

National Westminster Bank PLC

 8/31/99                          4.88                         75,000                                75,000

Northern Rock PLC

 6/14/99                          4.91                         35,000                                35,000

 6/21/99                          4.90                         30,000                                30,000

 11/4/99                          4.97                         50,000                                50,000

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

Svenska Handelsbanken

 6/16/99                          4.85%                       $ 116,000                             $ 116,000

 8/9/99                           4.92                         50,000                                50,000

 8/23/99                          4.92                         25,000                                25,000

 11/18/99                         5.00                         65,000                                65,000

Westdeutsche Landesbank
Girozentrale

 7/8/99                           4.90                         150,000                               149,999

                                                                                                     4,976,982

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 24.7%

ABN-AMRO Bank NV

 6/7/99                           5.76                         15,000                                15,000

 6/30/99                          5.05                         140,000                               140,001

Bank of Montreal, Canada

 7/19/99                          4.87                         200,000                               200,000

 7/20/99                          4.87                         75,000                                75,000

 8/9/99                           4.90                         40,000                                40,000

 3/3/00                           5.35                         130,000                               129,929

Bank of Nova Scotia

 11/29/99                         5.15                         50,000                                49,980

Banque Nationale de Paris

 6/14/99                          4.85                         27,000                                27,006

 7/6/99                           4.89                         95,000                                95,000

 7/8/99                           4.89                         95,000                                95,000

 8/4/99                           4.88                         60,000                                60,000

 11/29/99                         5.15                         20,000                                19,992

Barclays Bank PLC

 6/1/99                           4.88 (b)                     340,000                               339,826

 6/1/99                           4.89 (b)                     175,000                               174,904

 3/1/00                           5.30                         95,000                                94,959

Bayerische Hypo-und
Vereinsbank AG

 6/7/99                           4.86                         200,000                               200,000

 6/7/99                           4.90                         200,000                               200,000

 2/10/00                          5.12                         170,000                               169,954

Canadian Imperial Bank of
Commerce

 6/1/99                           4.88 (b)                     345,000                               344,791

 2/23/00                          5.17                         110,000                               109,961

 2/29/00                          5.24                         91,000                                90,974

 5/18/00                          5.30                         200,000                               199,870

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Commerzbank AG

 9/1/99                           5.03%                       $ 150,000                             $ 150,000

Credit Agricole Indosuez

 9/1/99                           5.00                         135,000                               135,000

 3/1/00                           5.22                         150,000                               149,967

Credit Communale de Belgique

 6/7/99                           4.87                         100,000                               100,000

 8/11/99                          4.92                         125,000                               125,000

Deutsche Bank AG

 8/6/99                           5.00                         77,000                                77,068

 8/10/99                          4.88                         200,000                               200,000

 8/10/99                          4.93                         265,000                               265,000

 8/11/99                          4.92                         50,000                                50,000

 8/18/99                          4.92                         205,000                               205,000

 2/10/00                          5.11                         100,000                               99,973

 2/16/00                          5.12                         125,000                               124,957

Dresdner Bank AG

 9/13/99                          4.90                         150,000                               150,000

Merita Bank PLC

 8/4/99                           4.89                         65,000                                65,000

 8/16/99                          4.90                         180,000                               180,000

National Westminster Bank PLC

 6/7/99                           5.75                         145,000                               144,998

 9/3/99                           5.02                         120,000                               120,000

 3/15/00                          5.15                         150,000                               149,955

Norddeutsche Landesbank
Girozentrale

 6/7/99                           5.76                         75,000                                74,999

 7/26/99                          5.73                         200,000                               199,984

 2/10/00                          5.10                         60,000                                59,984

 3/1/00                           5.30                         105,000                               104,962

 5/18/00                          5.33                         75,000                                74,951

RaboBank Nederland Coop.
Central

 6/4/99                           5.75                         100,000                               99,999

 8/18/99                          5.00                         50,000                                50,054

 9/2/99                           5.00                         125,000                               125,000

Royal Bank of Canada

 6/1/99                           4.95                         270,000                               269,836

 2/18/00                          5.15                         125,000                               124,970

 2/28/00                          5.26                         70,000                                69,977

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Societe Generale, France

 6/9/99                           4.91%                       $ 230,000                             $ 230,000

 7/12/99                          4.90                         83,000                                83,000

 8/5/99                           4.90                         265,000                               265,000

Swiss Bank Corp.

 6/3/99                           5.75                         215,000                               214,999

 6/11/99                          5.80                         150,000                               149,998

Toronto Dominion Bank

 6/4/99                           5.75                         140,000                               139,999

 7/26/99                          5.73                         60,000                                59,995

 2/18/00                          5.15                         165,000                               164,960

UBS AG

 2/28/00                          5.20                         165,000                               164,959

 5/18/00                          5.35                         235,000                               234,869

Westdeutsche Landesbank
Girozentrale

 6/7/99                           4.89                         200,000                               200,000

Westpac Banking Corp.

 11/17/99                         5.00                         50,000                                50,000

                                                                                                     8,576,560

TOTAL CERTIFICATES OF DEPOSIT                                                           14,513,478

COMMERCIAL PAPER - 41.2%



Abbey National Treasury
Services PLC

 8/9/99                           4.93                         209,000                               207,073

ABN-AMRO North America, Inc.

 10/4/99                          5.09                         75,000                                73,714

American General Finance Corp.

 8/9/99                           4.88                         30,000                                29,723

Aspen Funding Corp.

 6/2/99                           4.84                         5,000                                 4,999

 6/7/99                           4.94                         55,000                                54,955

 6/8/99                           4.85                         100,000                               99,906

 6/9/99                           4.85                         59,500                                59,436

 6/21/99                          4.86                         100,000                               99,731

 6/22/99                          4.86                         65,000                                64,816

Asset Securitization Coop.
Corp.

 6/7/99                           4.91                         67,000                                66,946

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Asset Securitization Coop.
Corp. - continued

 6/9/99                           4.92%                       $ 48,000                              $ 47,948

 6/10/99                          4.91                         20,000                                19,976

 6/22/99                          4.90                         43,000                                42,879

 6/22/99                          4.91                         33,000                                32,907

 6/23/99                          4.86                         164,000                               163,517

 6/23/99                          4.92                         142,000                               141,579

 6/29/99                          4.91                         100,000                               99,624

Associates Corp. of North
America

 6/28/99                          4.87                         75,000                                74,727

Associates First Capital Corp.

 6/8/99                           4.91                         52,000                                51,951

BP America, Inc.

 6/1/99                           4.90                         23,227                                23,227

Baker Hughes, Inc.

 6/1/99                           4.94                         211,000                               211,000

Bank One Corp.

 6/23/99                          4.84                         70,000                                69,794

Bear Stearns Companies, Inc.

 8/9/99                           4.89                         40,000                                39,630

Bradford & Bingley Building
Society

 6/10/99                          4.92                         30,000                                29,964

 7/14/99                          4.88                         50,000                                49,712

 7/15/99                          4.88                         25,000                                24,853

 10/27/99                         4.94                         50,000                                49,009

Centric Capital Corp.

 6/7/99                           4.91                         45,000                                44,964

 6/10/99                          4.92                         5,000                                 4,994

 6/21/99                          4.85                         15,750                                15,708

 6/24/99                          4.84                         100,000                               99,692

 7/26/99                          4.87                         16,063                                15,945

 8/4/99                           4.87                         25,000                                24,786

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 6/1/99                           4.95                         57,483                                57,483

 6/7/99                           4.97                         40,000                                39,967

 6/9/99                           4.90                         80,000                                79,914

 6/10/99                          4.90                         45,000                                44,945

 6/18/99                          4.85                         5,000                                 4,989

 6/23/99                          4.85                         18,000                                17,947

 6/23/99                          4.88                         30,000                                29,911

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Citibank Credit Card Master
Trust I (Dakota Certificate
Program) - continued

 7/12/99                          4.90%                       $ 30,000                              $ 29,835

 7/20/99                          4.88                         20,000                                19,869

 7/22/99                          4.88                         47,000                                46,679

 7/22/99                          4.90                         18,000                                17,876

 7/23/99                          4.88                         35,000                                34,756

 8/9/99                           4.89                         100,000                               99,074

Commercial Credit Group, Inc.

 6/23/99                          4.84                         35,000                                34,897

Commonwealth Bank of Australia

 8/9/99                           4.91                         75,000                                74,311

 8/12/99                          4.92                         45,000                                44,568

 8/16/99                          4.95                         80,000                                79,184

 11/18/99                         5.02                         75,000                                73,268

ConAgra, Inc.

 6/3/99                           4.95                         41,000                                40,989

Cregem North America, Inc.

 7/16/99                          4.88                         25,000                                24,849

CXC, Inc.

 6/16/99                          4.85                         75,000                                74,850

 6/23/99                          4.84                         32,000                                31,906

 7/2/99                           4.87                         30,000                                29,875

 7/6/99                           4.85                         29,000                                28,864

 8/10/99                          4.88                         20,000                                19,813

Daimler-Chrysler North
America Corp.

 6/10/99                          4.91                         45,000                                44,946

 6/14/99                          4.94                         50,000                                49,912

 6/15/99                          4.90                         50,000                                49,906

 6/15/99                          4.92                         75,000                                74,859

 6/21/99                          4.84                         75,000                                74,799

 6/21/99                          4.90                         50,000                                49,866

 6/22/99                          4.85                         50,000                                49,859

 6/28/99                          4.85                         65,000                                64,765

 7/12/99                          4.90                         57,000                                56,686

 7/19/99                          4.89                         17,000                                16,891

 7/21/99                          4.90                         96,000                                95,356

 7/27/99                          4.88                         29,000                                28,783

 7/28/99                          4.90                         29,000                                28,778

 7/29/99                          4.89                         63,000                                62,510

 8/10/99                          4.88                         75,000                                74,297

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Daimler-Chrysler North
America Corp. - continued

 8/11/99                          4.88%                       $ 25,000                              $ 24,762

 8/18/99                          4.89                         10,000                                9,895

 10/27/99                         4.94                         25,000                                24,505

Deere (John) Capital Corp.

 8/30/99                          4.90                         50,000                                49,398

Delaware Funding Corp.

 6/17/99                          4.84                         24,878                                24,825

 6/22/99                          4.85                         40,621                                40,507

 6/23/99                          4.84                         16,103                                16,056

 7/22/99                          4.87                         24,993                                24,823

 7/23/99                          4.86                         10,628                                10,554

 7/26/99                          4.87                         16,000                                15,882

 8/11/99                          4.88                         72,000                                71,316

Den Danske Corp., Inc.

 7/19/99                          4.91                         145,000                               144,058

 8/6/99                           4.87                         25,000                                24,780

 8/9/99                           4.87                         48,000                                47,557

Deutsche Bank Financial, Inc.

 6/15/99                          4.90                         170,000                               169,680

Diageo Capital PLC

 9/2/99                           4.90                         50,000                                49,377

Dresdner US Finance, Inc.

 6/9/99                           4.90                         61,099                                61,033

 6/21/99                          4.88                         300,000                               299,197

Enterprise Funding Corp.

 6/1/99                           4.90                         43,354                                43,354

 6/7/99                           4.92                         14,394                                14,382

 6/9/99                           4.91                         41,489                                41,444

 6/10/99                          4.91                         34,151                                34,110

 6/17/99                          4.91                         30,615                                30,549

 6/22/99                          4.84                         12,569                                12,534

 6/23/99                          4.84                         37,000                                36,891

 7/15/99                          4.90                         60,000                                59,645

Falcon Asset Securitization

 6/1/99                           4.86                         9,794                                 9,794

 6/2/99                           4.86                         7,040                                 7,039

 6/10/99                          4.86                         16,370                                16,350

 6/14/99                          4.91                         22,825                                22,785

 6/15/99                          4.87                         5,096                                 5,086

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Falcon Asset Securitization -
continued

 6/17/99                          4.87%                       $ 52,230                              $ 52,118

 6/17/99                          4.91                         20,930                                20,885

 6/23/99                          4.84                         27,535                                27,454

 6/24/99                          4.85                         23,000                                22,929

 6/30/99                          4.85                         75,000                                74,708

Finova Capital Corp.

 6/2/99                           5.03                         30,000                                29,996

 6/3/99                           4.95                         24,000                                23,993

 6/16/99                          4.97                         25,000                                24,949

 6/21/99                          4.96                         24,000                                23,935

 6/25/99                          4.92                         25,000                                24,919

 7/15/99                          4.98                         17,000                                16,898

Ford Motor Credit Co.

 7/8/99                           4.86                         75,000                                74,628

 7/19/99                          4.89                         300,000                               298,072

General Electric Capital Corp.

 6/2/99                           4.95                         10,000                                9,999

 6/8/99                           4.88                         135,000                               134,873

 6/11/99                          4.90                         90,000                                89,879

 6/14/99                          4.96                         180,000                               179,682

 6/16/99                          4.90                         65,000                                64,869

 6/21/99                          4.96                         195,000                               194,470

 7/15/99                          4.88                         65,000                                64,616

 7/19/99                          4.92                         200,000                               198,709

 7/21/99                          4.87                         30,000                                29,800

 7/23/99                          4.86                         50,000                                49,653

 8/16/99                          4.94                         200,000                               197,965

 8/30/99                          5.00                         130,000                               128,414

 10/18/99                         4.93                         150,000                               147,214

General Motors Acceptance Corp.

 6/14/99                          4.94                         300,000                               299,472

 7/26/99                          4.88                         20,000                                19,853

 7/29/99                          4.89                         235,000                               233,175

 8/16/99                          4.88                         275,000                               272,208

Generale de Banque SA

 7/9/99                           4.89                         37,600                                37,408

 7/19/99                          4.88                         25,000                                24,839

 8/10/99                          4.92                         100,000                               99,067

 8/13/99                          4.92                         37,000                                36,640

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Generale de Banque SA -
continued

 10/14/99                         4.94%                       $ 50,000                              $ 49,096

 11/3/99                          4.97                         50,000                                48,956

GTE Corp.

 6/9/99                           4.88                         25,000                                24,973

Halifax PLC

 11/17/99                         5.00                         50,000                                48,855

Heller Financial, Inc.

 6/16/99                          5.01                         29,000                                28,940

 7/6/99                           5.00                         26,000                                25,875

 8/3/99                           5.06                         30,000                                29,738

 8/10/99                          5.02                         25,000                                24,759

Household Finance Corp.

 6/1/99                           4.92                         100,000                               100,000

JC Penney Funding Corp.

 6/16/99                          5.00                         75,000                                74,844

Kitty Hawk Funding Corp.

 6/8/99                           4.92                         63,000                                62,940

 6/14/99                          4.92                         50,000                                49,912

 6/15/99                          4.84                         32,401                                32,340

 6/22/99                          4.85                         5,238                                 5,223

 8/31/99                          5.02                         30,660                                30,276

Lehman Brothers Holdings, Inc.

 6/14/99                          5.22                         34,000                                33,937

 6/15/99                          5.22                         73,000                                72,854

 6/21/99                          5.22                         54,000                                53,845

 6/22/99                          5.22                         54,000                                53,838

Lloyds Bank PLC

 7/7/99                           4.87                         40,000                                39,807

 11/17/99                         5.00                         50,000                                48,855

MCI WorldCom, Inc.

 6/10/99                          4.95                         9,000                                 8,989

 6/15/99                          4.96                         39,000                                38,925

 6/15/99                          5.09                         38,932                                38,856

 6/21/99                          5.00                         11,000                                10,970

 6/23/99                          5.10                         19,000                                18,941

 6/28/99                          5.10                         23,000                                22,913

 6/29/99                          4.97                         50,000                                49,808

 6/29/99                          5.10                         20,000                                19,922

 7/7/99                           5.10                         12,000                                11,940

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

MCI WorldCom, Inc. - continued

 7/7/99                           5.15%                       $ 26,000                              $ 25,868

 7/9/99                           5.15                         100,000                               99,464

Merrill Lynch & Co., Inc.

 7/15/99                          4.87                         75,000                                74,558

Monsanto Co.

 6/15/99                          4.91                         11,910                                11,888

 6/16/99                          4.91                         40,000                                39,919

Morgan Stanley, Dean Witter &
Co.

 6/9/99                           4.91                         195,000                               194,790

Nationwide Building Society

 6/8/99                           4.91                         30,000                                29,972

 7/8/99                           4.89                         70,000                                69,653

 7/20/99                          4.88                         53,000                                52,652

 8/5/99                           4.87                         118,000                               116,975

 11/4/99                          4.98                         25,000                                24,474

 11/10/99                         5.00                         46,000                                44,991

New Center Asset Trust

 7/28/99                          4.88                         65,000                                64,504

 8/9/99                           4.91                         27,000                                26,750

Newport Funding Corp.

 6/10/99                          4.85                         19,000                                18,977

 6/11/99                          4.85                         71,312                                71,216

 6/17/99                          4.84                         12,000                                11,974

 6/21/99                          4.86                         88,000                                87,763

 7/13/99                          4.86                         100,000                               99,438

Nordbanken AB

 6/14/99                          4.90                         100,000                               99,825

Nordbanken, North America, Inc.

 6/17/99                          4.90                         80,000                                79,828

Norddeutsche Landesbank
Girozentrale

 8/5/99                           4.91                         75,000                                74,351

Norfolk Southern Corp.

 6/1/99                           5.10                         18,776                                18,776

 6/21/99                          5.02                         5,000                                 4,986

PHH Corp.

 6/16/99                          4.98                         50,000                                49,897

 6/22/99                          5.01                         24,000                                23,930

 6/23/99                          5.01                         10,000                                9,970

 7/15/99                          5.05                         40,000                                39,755

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Preferred Receivables Funding
Corp.

 6/1/99                           4.89%                       $ 89,000                              $ 89,000

 6/2/99                           4.90                         50,000                                49,993

 6/7/99                           4.89                         75,000                                74,939

 6/17/99                          4.86                         8,710                                 8,691

 6/21/99                          4.86                         17,000                                16,954

 6/25/99                          4.87                         14,120                                14,074

Salomon Smith Barney
Holdings, Inc.

 6/7/99                           4.90                         50,000                                49,960

 7/7/99                           4.90                         75,000                                74,637

 7/8/99                           4.87                         70,000                                69,653

 7/15/99                          4.88                         105,000                               104,381

 7/21/99                          4.88                         20,000                                19,866

Societe Generale North
America, Inc.

 8/10/99                          4.92                         120,000                               118,880

 8/10/99                          4.95                         90,000                                89,156

Svenska Handelsbanken, Inc.

 6/15/99                          4.90                         55,000                                54,897

 8/9/99                           4.92                         10,000                                9,908

 8/10/99                          4.92                         25,000                                24,767

Three Rivers Funding Corp.

 6/17/99                          4.86                         59,000                                58,873

Triple A One Funding Corp.

 6/3/99                           4.84                         15,000                                14,996

 6/7/99                           4.83                         6,128                                 6,123

 6/22/99                          4.84                         44,345                                44,220

 8/4/99                           4.89                         20,000                                19,828

Tyco International Group SA

 6/1/99                           5.10                         29,213                                29,213

 6/16/99                          5.05                         14,997                                14,966

 6/17/99                          5.02                         44,000                                43,902

 6/21/99                          5.08                         20,353                                20,296

 7/8/99                           5.10                         26,000                                25,866

 7/20/99                          5.06                         14,000                                13,905

UBS Finance (Delaware), Inc.

 8/9/99                           4.92                         47,000                                46,567

 11/17/99                         5.00                         160,000                               156,338

 12/13/99                         5.00                         330,000                               321,331

Unifunding, Inc.

 7/21/99                          4.88                         33,000                                32,779

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Unifunding, Inc. - continued

 7/27/99                          4.87%                       $ 40,000                              $ 39,700

 8/12/99                          4.89                         25,000                                24,759

 8/18/99                          4.95                         50,000                                49,477

Westpac Capital Corp.

 7/20/99                          4.87                         80,000                                79,476

 8/13/99                          4.92                         50,000                                49,513

Windmill Funding Corp.

 6/1/99                           4.86                         40,000                                40,000

 6/3/99                           4.84                         21,198                                21,192

 6/9/99                           4.84                         10,000                                9,989

 6/9/99                           4.85                         40,000                                39,957

 6/9/99                           4.86                         79,000                                78,915

 6/10/99                          4.87                         16,970                                16,950

 6/14/99                          4.85                         35,000                                34,939

 6/16/99                          4.84                         25,000                                24,950

 6/17/99                          4.85                         20,000                                19,957

 6/21/99                          4.85                         42,085                                41,972

 6/21/99                          4.86                         15,000                                14,960

 6/22/99                          4.86                         20,000                                19,944

 6/23/99                          4.85                         100,000                               99,705

 6/23/99                          4.86                         20,890                                20,828

 6/24/99                          4.85                         25,000                                24,923

 6/25/99                          4.85                         175,000                               174,436

 6/29/99                          4.85                         89,000                                88,666

 7/7/99                           4.88                         33,931                                33,767

 7/13/99                          4.88                         17,000                                16,904

 7/14/99                          4.88                         15,515                                15,426

 7/19/99                          4.88                         17,779                                17,665

 8/4/99                           4.88                         30,000                                29,743

 8/11/99                          4.88                         10,000                                9,905

TOTAL COMMERCIAL PAPER                                                                               14,298,822

FEDERAL AGENCIES - 0.8%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

FANNIE MAE - 0.6%

Discount Notes - 0.6%

 8/5/99                           4.89%                       $ 175,000                             $ 173,471

 8/13/99                          4.85                         50,000                                49,514

                                                                                                     222,985

FREDDIE MAC - 0.2%

Discount Notes - 0.2%

 8/13/99                          4.85                         50,000                                49,514

TOTAL FEDERAL AGENCIES                                                                               272,499

BANK NOTES - 6.9%



Comerica Bank, Detroit

 8/9/99                           5.01 (b)                     41,000                                40,993

First National Bank of Chicago

 6/7/99                           4.88                         50,000                                50,000

First Union National Bank of
North Carolina

 6/1/99                           4.92 (b)                     225,000                               225,000

 6/1/99                           4.95 (b)                     116,000                               116,000

 7/21/99                          5.02 (b)                     60,000                                60,000

Fleet National Bank, Providence

 8/4/99                           5.00 (b)                     121,000                               120,974

Key Bank NA

 6/21/99                          4.80 (b)                     85,000                                84,991

LaSalle National Bank, Chicago

 6/21/99                          4.91                         75,000                                75,000

Mellon Bank NA, Pittsburgh

 6/1/99                           4.88 (b)                     85,000                                84,954

NationsBank NA

 6/1/99                           4.95                         220,000                               219,914

 6/30/99                          5.05                         25,000                                25,000

 8/24/99                          4.95                         240,000                               240,000

 8/25/99                          4.95                         200,000                               200,000

 9/1/99                           4.90                         280,000                               280,000

 9/7/99                           4.90                         150,000                               150,000

 9/8/99                           5.01                         175,000                               175,000

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

PNC Bank NA, Pittsburgh

 6/1/99                           4.78% (b)                   $ 120,800                             $ 120,792

 8/3/99                           5.01 (b)                     121,000                               120,992

TOTAL BANK NOTES                                                                                     2,389,610

MASTER NOTES - 1.6%



Goldman Sachs Group L.P.

 6/8/99                           5.08 (b)                     240,000                               240,000

J.P. Morgan Securities, Inc.

 6/4/99                           4.88 (b)                     275,000                               275,000

SunTrust Banks, Inc.

 6/1/99                           4.89 (b)                     40,000                                40,000

TOTAL MASTER NOTES                                                                                   555,000

MEDIUM-TERM NOTES - 5.2%



Abbey National Treasury
Services PLC

 8/17/99                          4.85 (a)(b)                  140,000                               139,974

Bishops Gate Resources
Mortgage Trust

 6/1/99                           5.10 (b)                     86,000                                86,000

Ford Motor Credit Co.

 6/1/99                           4.95 (b)                     228,000                               228,000

General Electric Capital Corp.

 6/9/99                           4.98 (b)                     46,000                                46,000

 7/12/99                          4.95 (b)                     86,000                                86,000

 8/12/99                          4.95 (b)                     100,000                               100,000

Goldman Sachs Group L.P.

 7/7/99                           5.20 (b)(c)                  138,000                               138,000

 7/27/99                          5.10 (b)(c)                  103,000                               103,000

 8/10/99                          5.05 (a)(b)                  95,000                                95,000

Merrill Lynch & Co., Inc.

 6/4/99                           4.96 (b)                     75,000                                75,000

Monumental Life Insurance Co.

 6/1/99                           5.07 (c)                     128,000                               128,000

Morgan Guaranty Trust Co., NY

 6/28/99                          4.87 (b)                     161,000                               160,975

MEDIUM-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)
                                 PURCHASE

Norwest Corp.

 7/22/99                          5.02% (b)                   $ 118,000                             $ 118,000

RACERS

 7/2/99                           4.94 (a)(b)                  171,000                               171,000

SMM Trust

 6/1/99                           4.98 (a)(b)                  67,000                                67,000

 6/1/99                           5.05 (a)(b)                  78,000                                78,000

TOTAL MEDIUM-TERM NOTES                                                                              1,819,949

SHORT-TERM NOTES - 2.0%



Capital One Funding Corp.
Series 1996 D,

 6/4/99                           4.99                         21,581                                21,581

Capital One Funding Corp.
Series 1996 F,

 6/4/99                           4.99                         25,353                                25,353

Capital One Funding Corp.
Series 1996 G,

 6/4/99                           4.99                         3,731                                 3,731

Capital One Funding Corp.
Series 1996 H,

 6/4/99                           4.99 (b)                     16,734                                16,734

Capital One Funding Corp.
Series 1997 E,

 6/4/99                           4.99 (b)                     19,400                                19,400

Capital One Funding Corp.
Series 1997 F,

 6/4/99                           4.99 (b)                     6,800                                 6,800

Capital One Funding Corp.
Series 1997 G,

 6/4/99                           4.99                         9,700                                 9,700

Monumental Life Insurance Co.

 6/14/99                          5.07 (b)(c)                  65,000                                65,000

New York Life Insurance Co.

 6/1/99                           4.97 (b)                     75,000                                75,000

 7/1/99                           5.12 (b)(c)                  81,000                                81,000

Pacific Life Insurance Co.

 6/9/99                           5.07 (b)(c)                  90,000                                90,000

Strategic Money Market Trust
Series 1998 A,

 6/16/99                          5.10 (b)                     291,000                               291,000

TOTAL SHORT-TERM NOTES                                                                               705,299

TIME DEPOSITS - 0.3%



Southtrust Bank NA

 6/1/99                           4.88                         100,000                               100,000



REPURCHASE AGREEMENTS - 0.2%

                              MATURITY AMOUNT (000S)                VALUE (NOTE 1) (000S)

In a joint trading account    $ 62,181                              $ 62,147
(U.S. Government
Obligations) dated 5/28/99
due 6/1/99 At 4.91% (Cost
$62,147)

TOTAL INVESTMENT IN                                                 $ 34,716,804
SECURITIES - 100%

Total Cost for Income Tax Purposes $ 34,716,804


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $550,974,000 or 1.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additonal information on each holding is as follows:

SECURITY                       ACQUISITION DATE  COST (000S)

Goldman Sachs Group L.P.       12/7/98           $ 138,000
5.20%, 7/7/99

Goldman Sachs Group L.P.       1/22/99           $ 103,000
5.10%, 7/27/99

Monumental Life Insurance Co.  7/1/98 - 9/17/98  $ 128,000
5.07%, 6/1/99

Monumental Life Insurance Co.  3/12/99           $ 65,000
5.07%, 6/14/99

New York Life Insurance Co.    12/21/98          $ 81,000
5.12%, 7/1/99

Pacific Life Insurance Co.     8/21/98           $ 90,000
5.07%, 6/9/99

INCOME TAX INFORMATION

At November 30, 1998, the fund had a capital loss carryforward of approximately $2,120,000 of which $326,000, $1,634,000 and $160,000 will expire on November 30, 2001, 2002 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                         MAY 31, 1999

ASSETS

Investment in securities, at              $ 34,716,804
value (including repurchase
agreements of $62,147) - See
accompanying schedule

Receivable for fund shares                 328,731
sold

Interest receivable                        226,944

Prepaid expenses                           770

 TOTAL ASSETS                              35,273,249

LIABILITIES

Payable to custodian bank       $ 319

Payable for fund shares          313,124
redeemed

Accrued management fee           4,733

Other payables and accrued       8,624
expenses

 TOTAL LIABILITIES                         326,800

NET ASSETS                                $ 34,946,449

Net Assets consist of:

Paid in capital                           $ 34,948,352

Accumulated net realized gain              (1,903)
(loss) on investments

NET ASSETS, for 34,947,123                $ 34,946,449
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($34,946,449
(divided by) 34,947,123
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS     SIX
                         MONTHS ENDED MAY 31, 1999

INTEREST INCOME                          $ 850,429

Expenses

Management fee                 $ 28,168

Transfer agent fees             39,699

Accounting fees and expenses    505

Non-interested trustees'        58
compensation

Custodian fees and expenses     266

Registration fees               1,661

Audit                           78

Legal                           49

Interest                        6

Miscellaneous                   576

 Total expenses before          71,066
reductions

 Expense reductions             (244)     70,822

NET INTEREST INCOME                       779,607

NET REALIZED GAIN (LOSS) ON               217
INVESTMENTS

NET INCREASE IN NET ASSETS               $ 779,824
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 779,607                      $ 1,371,565

 Net realized gain (loss)         217                            142

 NET INCREASE (DECREASE) IN       779,824                        1,371,707
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (779,607)                      (1,371,565)
from net interest income

Share transactions at net         46,714,447                     64,184,824
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  760,974                        1,338,245
distributions from net
interest income

 Cost of shares redeemed          (43,229,240)                   (58,320,882)

 NET INCREASE (DECREASE) IN       4,246,181                      7,202,187
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       4,246,398                      7,202,329
IN NET ASSETS

NET ASSETS

 Beginning of period              30,700,051                     23,497,722

 End of period                   $ 34,946,449                   $ 30,700,051


FINANCIAL HIGHLIGHTS

                               SIX MONTHS ENDED MAY 31,  YEARS ENDED NOVEMBER 30,

                               1999                      1998                      1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                   $ 1.000                   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

Income from Investment          .024                      .052                      .052      .051      .055      .037
Operations Net interest
income

Less Distributions

From net interest  income       (.024)                    (.052)                    (.052)    (.051)    (.055)    (.037)

Net asset value,  end of       $ 1.000                   $ 1.000                   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

TOTAL RETURN B, C               2.39%                     5.34%                     5.30%     5.18%     5.67%     3.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 34,946                  $ 30,700                  $ 23,498  $ 21,241  $ 18,432  $ 14,529
millions)

Ratio of expenses to average    .43% A                    .47%                      .49%      .51%      .55%      .52%
net assets

Ratio of expenses to average    .43% A                    .47%                      .48% D    .51%      .55%      .52%
net assets after expense
reductions

Ratio of net interest income    4.74% A                   5.20%                     5.22%     5.06%     5.50%     3.76%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Mangement & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. At the end of the period, the fund had no reverse repurchase agreements outstanding.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $605,000,000 or 1.7% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .1100% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annualized rate of .17%. The income-based portion of this fee was equal to $1,726,000.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $1,321,000 to FIDFUNDS, which are being amortized over one year.

4. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $244,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Cash Reserves' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 1,  1999

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
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1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
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DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc. (FIMM),
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

CAS-SANN-0799  80043
1.704549.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
 Money Market Fund
Spartan U.S. Treasury
 Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
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FIDELITY
U.S. GOVERNMENT RESERVES

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    8   A summary of major shifts in
                          the fund's investments over
                          the past six months and one
                          year.

INVESTMENTS           9   A complete list of the fund's
                          investments.

FINANCIAL STATEMENTS  12  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 16  Notes to the financial
                          statements.





Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY US GOVERNMENT RESERVES  2.34%          4.98%        28.55%        64.87%

Government Money Market Funds    2.10%          4.53%        26.36%        61.32%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 212 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY US GOVERNMENT RESERVES    4.98%        5.15%         5.13%

Government Money Market Funds      4.53%        4.79%         4.91%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               6/1/99  3/2/99  12/1/98  9/1/98  6/2/98

Fidelity U.S. Government       4.58%   4.64%   4.85%    5.18%   5.19%
Reserves

Government Money Market Funds  4.15%   4.19%   4.33%    4.86%   4.85%
Average

                               6/2/99  3/3/99  12/2/98  9/2/98  6/3/98

MMDA                           2.06%   2.16%   2.32%    2.55%   2.51%


Fidelity U.S.
Government Reserves
Government Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
Row: 1, Col: 1, Value: 4.58
Row: 1, Col: 2, Value: 4.15
Row: 1, Col: 3, Value: 2.06
Row: 2, Col: 1, Value: 4.64
Row: 2, Col: 2, Value: 4.19
Row: 2, Col: 3, Value: 2.16
Row: 3, Col: 1, Value: 4.85
Row: 3, Col: 2, Value: 4.33
Row: 3, Col: 3, Value: 2.32
Row: 4, Col: 1, Value: 5.18
Row: 4, Col: 2, Value: 4.86
Row: 4, Col: 3, Value: 2.55
Row: 5, Col: 1, Value: 5.19
Row: 5, Col: 2, Value: 4.85
Row: 5, Col: 3, Value: 2.51

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE SIX MONTHS THAT ENDED MAY 31, 1999?

A. To fully understand market sentiment during the past six months, it's important to look back to 1998. During the first half of that year, the Federal Reserve Board was biased toward raising short-term interest rates in order to curb growth and head off inflation. The U.S. economy was very strong, with real GDP - gross domestic product adjusted for inflation - growing at a 4% annual rate. A strong housing market, solid consumer spending and steady business investment helped drive this growth. The pace of the economy's expansion was well above the non-inflationary trend rate of 2% to 2.5% - the rate above which inflation is expected to occur. Nevertheless, inflation was quite tame. Then, in a six-week period just before the beginning of the period, the Fed reversed course and implemented three cuts in short-term interest rates, with the last occurring on November 17, 1998.

Q. WHY DID THE FED ACT IN SUCH AN AGGRESSIVE MANNER?

A. The moves were designed to reassure markets paralyzed by heightened illiquidity and risk aversion, and to prevent a credit crunch from developing. The crisis in worldwide markets was sparked by problems in Russia and other emerging economies, which led to the well-publicized problems of hedge fund Long-Term Capital Management. In turn, concerns were raised about banks' risk exposure to these events. The Fed's rate cuts lowered the rate banks charge each other for overnight loans - known as the fed funds rate - from 5.50% to 4.75%. From the fourth quarter of 1998, stability generally returned to world markets, and the U.S. economy sustained very strong growth, helped along by these rate cuts. Recently, there have been some tentative signs of higher inflation. Coupled with stabilizing global economic conditions, these signs caused market observers to become concerned about the possibility of the Fed reversing one or more of the rate cuts it implemented in the fall. That concern was confirmed at the Fed's Open Market Committee meeting in late May, when the Fed announced its return to a "tightening bias" - an inclination to raise interest rates
- in order to put the brakes on the economy and keep budding inflationary pressures from translating into higher prices.

Q. WHAT TYPE OF STRATEGY DID YOU PURSUE DURING THE PERIOD?

A. In the final two months of 1998, demand for agency notes fell dramatically as broker/dealers and other traditional buyers of agency securities cut back on their purchases in order to reduce risk exposure and conserve capital. This came at a time when two government agencies - Fannie Mae and Freddie Mac - increased their issuance. Dampened demand and added supply made these securities very cheap on both an absolute and a relative basis, so I increased the fund's holdings in them to about 60% of assets. This large allocation helped the fund when the relative performance of these securities improved in early 1999. Through the first four months of 1999, the fund focused primarily on agency securities and repurchase agreements in the one- to six-month maturity range. In May, I responded with caution to the market's increased volatility in anticipation of the Fed's meeting. At the same time, I selectively purchased one-year fixed-rate securities offering attractive yields that I felt priced in more Fed interest-rate increases than I believed would occur.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on May 31, 1999, was 4.58%, compared to 4.85% six months ago. For the six months that ended May 31, 1999, the fund had a total return of 2.34%, compared to 2.10% for the government money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. Due to the Fed's move to a tightening bias and comments from some Fed members indicating concern over strong domestic demand and a less favorable inflation outlook, the market nearly unanimously expects the Fed to raise rates at its June Open Market Committee meeting. Market observers also generally believe there is a high likelihood of further rate increases later in the summer. Time will tell. In the meantime, I intend to proceed with caution, and seek out opportunities that arise when market expectations move beyond what I consider to be a likely outcome.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a
level of current income as
is consistent with the
security of principal and
liquidity

FUND NUMBER: 050

TRADING SYMBOL: FGRXX

START DATE: November 3,
1981

SIZE: as of May 31, 1999,
more than $1.4 billion

MANAGER: Robert Litterst,
since 1997; manager,
several Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                       % OF FUND'S INVESTMENTS 5/31/99  % OF FUND'S INVESTMENTS  % OF FUND'S  INVESTMENTS
                                                            11/30/98                 5/31/98

  0 - 30                    62                               44                       69

 31 - 90                    15                               27                       9

 91 - 180                   12                               22                       12

181 - 397                   11                               7                        10

WEIGHTED AVERAGE MATURITY

                           5/31/99                          11/30/98                 5/31/98

Fidelity U.S. Government   65 DAYS                          65 days                  51 days
Reserves

Government Money Market    57 DAYS                          56 days                  53 days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999                                             AS OF NOVEMBER 30, 1998

Federal Agency  Issues           68.9%                         Federal Agency  Issues             78.7%

Repurchase  Agreements           31.1%                         Repurchase  Agreements             21.3%

Row: 1, Col: 1, Value: 69.0                                    Row: 1, Col: 1, Value: 79.0
Row: 1, Col: 8, Value: 31.0                                    Row: 1, Col: 8, Value: 21.0







INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



FEDERAL AGENCIES - 68.9%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                PURCHASE

FANNIE MAE - 24.5%

Agency Coupons - 11.4%

 6/10/99                         4.72% (b)                   $ 30,000                             $ 29,983

 6/15/99                         4.76 (b)                     13,000                               13,000

 6/24/99                         4.74 (b)                     31,000                               30,983

 6/28/99                         4.70 (b)                     19,000                               18,998

 7/30/99                         4.77 (b)                     19,000                               18,998

 2/4/00                          4.85                         12,000                               11,991

 2/22/00                         4.93                         12,000                               11,999

 5/5/00                          5.04                         13,000                               12,985

 6/7/00                          5.34 (a)                     23,000                               22,976

                                                                                                   171,913

Discount Notes - 13.1%

 6/4/99                          4.86                         24,000                               23,990

 6/4/99                          4.87                         20,000                               19,992

 6/4/99                          5.33                         10,000                               9,996

 6/8/99                          4.87                         48,000                               47,955

 8/9/99                          5.35                         12,000                               11,883

 8/13/99                         4.85                         6,000                                5,942

 8/17/99                         4.85                         12,000                               11,877

 8/17/99                         4.86                         13,000                               12,867

 8/20/99                         5.34                         17,000                               16,808

 9/13/99                         4.89                         12,000                               11,835

 9/17/99                         4.87                         12,000                               11,829

 11/5/99                         4.87                         12,000                               11,751

                                                                                                   196,725

FEDERAL HOME LOAN BANK - 20.7%

Agency Coupons - 19.6%

 6/1/99                          4.82 (b)                     66,000                               65,974

 6/1/99                          4.87 (b)                     39,000                               38,993

 6/2/99                          5.06 (b)                     12,000                               11,999

 6/2/99                          5.23 (b)                     13,000                               12,998

 6/8/99                          4.72 (b)                     6,000                                5,999

 6/15/99                         5.51                         12,000                               12,000

 7/12/99                         4.80 (b)                     25,000                               24,989

 8/12/99                         4.78 (b)                     12,000                               11,990

 2/11/00                         4.92                         12,000                               11,993

 2/16/00                         4.90                         12,000                               12,000

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 3/1/00                          5.00%                       $ 24,000                             $ 23,996

 3/3/00                          5.06                         12,000                               11,993

 3/8/00                          5.17                         15,000                               14,989

 4/5/00                          5.03                         10,000                               9,991

 5/19/00                         5.13                         25,000                               24,984

                                                                                                   294,888

Discount Notes - 1.1%

 11/10/99                        4.86                         17,502                               17,128

FREDDIE MAC - 23.0%

Agency Coupons - 2.6%

 8/13/99                         5.52                         26,000                               25,997

 8/27/99                         4.76 (b)                     13,000                               12,996

                                                                                                   38,993

Discount Notes - 20.4%

 6/2/99                          4.87                         21,520                               21,517

 6/3/99                          4.86                         25,000                               24,993

 6/8/99                          4.85                         18,000                               17,983

 6/11/99                         4.85                         25,000                               24,967

 6/24/99                         4.89                         24,950                               24,873

 6/25/99                         4.85                         9,000                                8,971

 8/6/99                          4.82                         18,000                               17,844

 8/13/99                         4.85                         5,000                                4,951

 8/19/99                         4.85                         29,000                               28,699

 9/2/99                          4.91                         27,893                               27,548

 9/3/99                          4.83                         11,000                               10,864

 9/3/99                          4.86                         10,000                               9,876

 9/8/99                          4.85                         25,019                               24,692

 9/10/99                         4.84                         30,000                               29,601

 9/24/99                         4.80                         5,000                                4,925

 9/24/99                         4.83                         25,000                               24,622

                                                                                                   306,926

STATE OF ISRAEL (GUARANTEED
BY U.S. GOVERNMENT THROUGH
AGENCY  FOR INTERNATIONAL
DEVELOPMENT) - 0.7%

Agency Coupons - 0.7%

 8/15/99                         4.82                         10,000                               10,043

TOTAL FEDERAL AGENCIES                                                                             1,036,616



REPURCHASE AGREEMENTS - 31.1%

                               MATURITY AMOUNT (000S)               VALUE (NOTE 1) (000S)

In a joint trading account
(U.S. Government
Obligations) dated:

3/18/99 due 6/16/99 At 4.85%   $ 24,291                             $ 24,000

3/22/99 due 6/14/99 At 4.85%    36,407                               36,000

3/24/99 due 6/14/99 At 4.85%    48,530                               48,000

3/26/99 due 6/21/99 At 4.85%    50,586                               50,000

5/6/99 due 8/4/99 At 4.85%      20,243                               20,000

5/18/99 due 6/21/99 At 4.85%    25,115                               25,000

5/21/99 due 6/21/99 At 4.83%    16,067                               16,000

5/28/99 due 6/1/99 At 4.91%     249,558                              249,422

TOTAL REPURCHASE AGREEMENTS                                          468,422

TOTAL INVESTMENT IN                                                $ 1,505,038
SECURITIES - 100%

Total Cost for Income Tax Purposes $ 1,505,038


LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At November 30, 1998, the fund had a capital loss carryforward of approximately $1,000 all of which will expire on November 30, 2003.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)           MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,505,038
value (including  repurchase
agreements of $468,422) -
See accompanying schedule

Receivable for fund shares                3,143
sold

Interest receivable                       6,025

Prepaid expenses                          5

 TOTAL ASSETS                             1,514,211

LIABILITIES

Payable for investments        $ 22,976
purchased on a  delayed
delivery basis

Payable for fund shares         12,242
redeemed

Distributions payable           242

Accrued management fee          200

Other payables and accrued      308
expenses

 TOTAL LIABILITIES                        35,968

NET ASSETS                               $ 1,478,243

Net Assets consist of:

Paid in capital                          $ 1,478,242

Accumulated net realized gain             1
(loss) on investments

NET ASSETS, for 1,478,617                $ 1,478,243
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($1,478,243
(divided by) 1,478,617
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS   SIX
                       MONTHS ENDED MAY 31, 1999
                                     (UNAUDITED)

INTEREST INCOME                         $ 37,083

EXPENSES

Management fee                 $ 1,211

Transfer agent fees             1,516

Accounting fees and expenses    76

Non-interested trustees'        3
compensation

Custodian fees and expenses     10

Registration fees               86

Audit                           14

Legal                           2

Miscellaneous                   5

 Total expenses before          2,923
reductions

 Expense reductions             (42)     2,881

NET INTEREST INCOME                      34,202

NET REALIZED GAIN (LOSS) ON              2
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 34,204
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 34,202                       $ 67,494

 Net realized gain (loss)         2                              61

 NET INCREASE (DECREASE) IN       34,204                         67,555
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (34,202)                       (67,494)
from net interest income

Share transactions at net         895,385                        1,749,474
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  32,644                         64,621
distributions from net
interest income

 Cost of shares redeemed          (877,056)                      (1,677,134)

 NET INCREASE (DECREASE) IN       50,973                         136,961
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       50,975                         137,022
IN NET ASSETS

NET ASSETS

 Beginning of period              1,427,268                      1,290,246

 End of period                   $ 1,478,243                    $ 1,427,268



 FINANCIAL HIGHLIGHTS            SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                 1997     1996     1995     1994 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                        $ 1.000              $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment            .023                           .052                 .051     .050     .055     .008
Operations Net interest
income

Less Distributions

From net interest income          (.023)                         (.052)               (.051)   (.050)   (.055)   (.008)

Net asset value, end of period   $ 1.000                        $ 1.000              $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B, C                 2.34%                          5.29%                5.26%    5.12%    5.60%    .78%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,478                        $ 1,427              $ 1,290  $ 1,243  $ 1,188  $ 1,130
millions)

Ratio of expenses to average      .40% A                         .45%                 .48%     .51%     .55%     .36% A, D
net assets

Ratio of expenses to average      .39% A, E                      .44% E               .48%     .50% E   .55%     .36% A
net assets after  expense
reductions

Ratio of net interest income      4.67% A                        5.16%                5.13%    5.02%    5.43%    4.77% A
to average net assets



 FINANCIAL HIGHLIGHTS            YEARS ENDED NOVEMBER 30,

                                 1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment            .033
Operations Net interest
income

Less Distributions

From net interest income          (.033)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 3.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 1,060
millions)

Ratio of expenses to average      .51%
net assets

Ratio of expenses to average      .51%
net assets after  expense
reductions

Ratio of net interest income      3.27%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F FOR THE TWO MONTHS ENDED NOVEMBER 30.
G FOR THE YEAR ENDED SEPTEMBER 30.
SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

2. OPERATING POLICIES - CONTINUED

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. JOINT TRADING ACCOUNT.

At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED MARCH 18, 1999, DUE JUNE 16, 1999                         AT 4.85%
Number of dealers or banks                                      1
Maximum amount with one dealer or bank                          100.0%
Aggregate principal amount of agreements                        $100,000,000
Aggregate maturity amount of agreements                         $101,212,500
Aggregate market value of transferred assets                    $102,144,157
Coupon rates of transferred assets                              5.00% to 9.50%
Maturity dates of transferred assets                            1/1/00 to 5/1/29

DATED MARCH 22, 1999, DUE JUNE 14, 1999                         AT 4.85%
Number of dealers or banks                                      1
Maximum amount with one dealer or bank                          100.0%
Aggregate principal amount of agreements                        $150,000,000
Aggregate maturity amount of agreements                         $151,697,500
Aggregate market value of transferred assets                    $154,387,735
Coupon rates of transferred assets                              5.50% to 11.00%
Maturity dates of transferred assets                            7/1/00 to 6/1/29

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING

DATED MARCH 24, 1999, DUE JUNE 14, 1999                         AT 4.85%
Number of dealers or banks                                      1
Maximum amount with one dealer or bank                          100.0%
Aggregate principal amount of agreements                        $200,000,000
Aggregate maturity amount of agreements                         $202,209,444
Aggregate market value of transferred assets                    $205,802,810
Coupon rates of transferred assets                              5.50% to 10.50%
Maturity dates of transferred assets                            10/1/00 to 6/1/29

DATED MARCH 26, 1999, DUE JUNE 21, 1999                         AT 4.85%
Number of dealers or banks                                      1
Maximum amount with one dealer or bank                          100.0%
Aggregate principal amount of agreements                        $200,000,000
Aggregate maturity amount of agreements                         $202,344,167
Aggregate market value of transferred assets                    $205,742,537
Coupon rates of transferred assets                              5.50% to 15.00%
Maturity dates of transferred assets                            6/6/00 to 6/1/29

DATED MAY 6, 1999, DUE AUGUST 4, 1999                           AT 4.85%
Number of dealers or banks                                      1
Maximum amount with one dealer or bank                          100.0%
Aggregate principal amount of agreements                        $75,000,000
Aggregate maturity amount of agreements                         $75,909,375
Aggregate market value of transferred assets                    $76,758,905
Coupon rates of transferred assets                              5.50% to 10.50%
Maturity dates of transferred assets                            1/1/00 to 6/1/29

DATED MAY 18, 1999, DUE JUNE 21, 1999                           AT 4.85%
Number of dealers or banks                                      1
Maximum amount with one dealer or bank                          100.0%
Aggregate principal amount of agreements                        $100,000,000
Aggregate maturity amount of agreements                         $100,458,056
Aggregate market value of transferred assets                    $102,106,558
Coupon rates of transferred assets                              5.50% to 10.00%
Maturity dates of transferred assets                            10/1/03 to 6/1/29

3. JOINT TRADING ACCOUNT - CONTINUED

SUMMARY OF JOINT TRADING

DATED MAY 21, 1999, DUE JUNE 21, 1999                           AT 4.83%
Number of dealers or banks                                      1
Maximum amount with one dealer or bank                          100.0%
Aggregate principal amount of agreements                        $100,000,000
Aggregate maturity amount of agreements                         $100,415,917
Aggregate market value of transferred assets                    $103,023,904
Coupon rates of transferred assets                              5.50% to 9.50%
Maturity dates of transferred assets                            1/1/00 to 5/1/29

DATED MAY 28, 1999, DUE JUNE 1, 1999                            AT 4.91%
Number of dealers or banks                                      5
Maximum amount with one dealer or bank                          43.5%
Aggregate principal amount of agreements                        $2,033,669,000
Aggregate maturity amount of agreements                         $2,034,778,190
Aggregate market value of transferred assets                    $2,080,431,567
Coupon rates of transferred assets                              0.00% to 11.00%
Maturity dates of transferred assets                            5/31/99 to 8/1/37

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .1100% to .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the total management fee was equivalent to an annualized rate of .17% of the fund's average net assets. The income-based portion of this fee was equal to $34,000.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $9,000 to FIDFUNDS, which are being amortized over one year.

5. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $42,000 under this arrangement.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc. (FIMM)
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

FUS-SANN-0799  80045
1.704672.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com